Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Related Parties

Note 6	— Transactions with Related Parties
Due from Related Parties, Net and Due to Related Parties, Net
Amounts due from related parties, net and due to related parties, net consist primarily of transactions with HOAs or Collections for which the Company acts as the management company. Due from related parties, net transactions include management fees for the Company’s role as the management company, certain expenses reimbursed by HOAs and Collections, and the allocation of a portion of the Company’s Vacation Interest carrying costs, management and member services, consolidated resort operations, loan portfolio and general and administrative expenses according to a pre-determined schedule approved by the board of directors at each HOA and Collection. Due to related parties, net transactions include (i) the amounts due to HOAs under inventory recovery agreements the Company enters into regularly with certain HOAs and similar agreements with the Collections pursuant to which the Company recaptures VOIs, either in the form of vacation points or vacation intervals, and brings them into the Company’s inventory for sale to customers; (ii) the maintenance fee and assessment fee liability owed to HOAs for intervals or to the Collections for points owned by the Company (this liability is recorded on January 1 of each year for the entire amount of annual maintenance and assessment fees and is relieved throughout the year by the payments remitted to the HOAs and the Collections; these maintenance and assessment fees are also recorded as prepaid expenses and other assets in the accompanying condensed consolidated balance sheet and amortized ratably over the year); (iii) cleaning fees owed to the HOAs and Collections for room stays incurred by the Company’s customers; (iv) subsidy liabilities according to a developer guarantee at a resort; in addition, the Company carries subsidy liabilities owed to certain HOAs to fund the negative cash flows at these HOAs according to certain subsidy agreements which have been terminated; and (v) miscellaneous transactions with other non-HOA related parties.
Amounts due from related parties and due to related parties, some of which are due on demand, carry no interest. Due to the fact that the right of offset exists between the Company and the HOAs and the Collections, the Company evaluates amounts due to and from each HOA and Collection at each reporting period to present the balances as either a net due to or a net due from related parties for each HOA and Collection in accordance with the requirements of ASC 210, "Balance Sheet— Offsetting."
Due from related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due from HOAs	$16,354	$13,346
Amounts due from Collections	5,957	8,970
Amounts due from other	667	679
Total due from related parties, net	$22,978	$22,995

Due to related parties, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Amounts due to HOAs	$49,890	$33,441
Amounts due to Collections	46,706	30,563
Amounts due to other	203	200
Total due to related parties, net	$96,799	$64,204

Guggenheim Relationship

Two members of the board of managers of DRP, Messrs. Zachary Warren and Scott Minerd, are principals of Guggenheim Partners, LLC ("Guggenheim"), an affiliate of the DRP Holdco, LLC (the "Guggenheim Investor"), a 21.1% investor in the Company. Pursuant to the Fifth Amended and Restated Operating Agreement of DRP, dated as of October 15, 2012, Guggenheim Partners, LLC has the right to appoint two members to the board of managers of DRP, subject to certain security ownership thresholds, and Messrs. Warren and Minerd have served as members of the board of managers of DRP as the appointees of Guggenheim Partners, LLC.
In connection with the amendment and restatement of the Company's 2008 Conduit Facility on April 11, 2013, an affiliate of Guggenheim became a commercial paper conduit for the 2008 Conduit Facility. Also, another affiliate of Guggenheim is currently an investor in the Company's DROT 2009 Notes and DROT 2011 Notes. See Note 15—Borrowings for the definition of and more detail regarding these borrowings.
On July 1, 2011, the Company completed the Tempus Resorts Acquisition. In order to fund this acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15— Borrowings for the definition of and more detail on the Tempus Acquisition Loan. During the three months ended March 31, 2013, Tempus Acquisition, LLC made an aggregate of approximately $1.2 million in interest payments and approximately $2.6 million in principal payments on the Tempus Acquisition Loan. During the three months ended March 31, 2012, Tempus Acquisition, LLC made an aggregate of approximately $1.1 million in interest payments and $1.4 million in principal payments on the Tempus Acquisition Loan.

On May 21, 2012, the Company completed the PMR Acquisition. In order to fund this acquisition, DPMA entered into the PMR Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15—Borrowings for the definition of and more detail on the PMR Acquisition Loan. During the three months ended March 31, 2013, DPMA made an aggregate of approximately $1.5 million in interest payments and approximately $2.2 million in principal payments on the PMR Acquisition Loan.

Transactions with Related Parties
Due from Related Parties, Net and Due to Related Parties, Net
Amounts due from related parties, net and due to related parties, net consist primarily of transactions with HOAs or Collections for which the Company acts as the management company. Due from related parties, net transactions include management fees for the Company’s role as the management company, certain expenses reimbursed by HOAs and Collections, and the allocation of a portion of the Company’s Vacation Interest carrying costs, management and member services, consolidated resort operations, loan portfolio and general and administrative expenses according to a pre-determined schedule approved by the board of directors at each HOA and Collection. Due to related parties, net transactions include (i) the amounts due to HOAs under inventory recovery agreements the Company enters into regularly with certain HOAs and similar agreements with the Collections pursuant to which the Company recaptures VOIs, either in the form of vacation points or vacation intervals, and brings them into the Company’s inventory for sale to customers; (ii) the maintenance fee and assessment fee liability owed to HOAs for intervals or to the Collections for points owned by the Company (this liability is recorded on January 1 of each year for the entire amount of annual maintenance and assessment fees and is relieved throughout the year by the payments remitted to the HOAs and the Collections; these maintenance and assessment fees are also recorded as prepaid expenses and other assets in the accompanying consolidated balance sheet and amortized ratably over the year); (iii) cleaning fees owed to the HOAs and Collections for room stays incurred by the Company’s customers; (iv) subsidy liabilities according to a developer guarantee at a resort; in addition, the Company carries subsidy liabilities owed to certain HOAs to fund the negative cash flows at these HOAs according to certain subsidy agreements which have been terminated; and (v) miscellaneous transactions with other non-HOA related parties.
Amounts due from related parties and due to related parties, some of which are due on demand, carry no interest. Due to the fact that the right of offset exists between the Company and the HOAs and the Collections, the Company evaluates amounts due to and from each HOA and Collection at each reporting period to present the balances as either a net due to or a net due from related parties for each HOA and Collection in accordance with the requirements of ASC 210, "Balance Sheet— Offsetting."
Due from related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due from HOAs	$13,346	$12,163
Amounts due from trusts	8,970	15,673
Amounts due from other	679	429
Total due from related parties, net	$22,995	$28,265

In connection with the PMR Acquisition completed in May 2012, the Company acquired $2.1 million in amounts due from HOAs for management fee, rental commission, collection services, and various other services provided based on an appraisal. See Note 21— Business Combinations for further details on this acquisition.

Due to related parties, net consisted of the following as of December 31 (in thousands):

	2012	2011
Amounts due to HOAs	$33,441	$34,796
Amounts due to trusts	30,563	20,434
Amounts due to other	200	292
Total due to related parties, net	$64,204	$55,522

In connection with the Tempus Resorts Acquisition and the Aegean Blue Acquisition, the Company assumed $2.7 million and $0.6 million in amounts due to HOAs. See Note 21— Business Combinations for further details on this acquisition.
Inventory Recovery Agreements
The Company entered into inventory recovery agreements with substantially all HOAs for its managed resorts in North America and similar arrangements with all of the Collections and a majority of its European managed resorts, pursuant to which it recaptures VOIs, either in the form of points or intervals, and brings them into its inventory for sale to customers. Under these agreements, the Company is required to pay maintenance and assessment fees to the HOAs and Collections, including any past due amounts, for any VOIs that it has recovered. These agreements automatically renew for additional one-year terms unless expressly terminated by either party in advance of the agreement expiration period. These agreements were renewed for 2012, 2011 and 2010. Such agreements contain provisions for the Company to utilize the VOIs associated with such maintenance fees and to reclaim such VOIs in the future. Each agreement provides for an initial June 30 settlement date and adjustments thereafter. The Company has renewed these agreements for 2013.
Management Services
Included within the amounts reported as management and member services revenue are revenues from resort management services provided to the HOAs, which totaled $37.9 million, $33.2 million and $28.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 1 —Background, Business and Basis of Presentation above for detail of these services performed.
Also included within the amount reported as management and member services revenue are revenues earned from managing the Collections. These amounts total $30.3 million, $23.8 million and $19.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Guggenheim Relationship

Two members of the board of managers of DRP, Messrs. Zachary Warren and Scott Minerd, are principals of Guggenheim Partners, LLC, an affiliate of the DRP Holdco, LLC (the "Guggenheim Investor"), a 21.1% investor in the Company. Pursuant to the Fifth Amended and Restated Operating Agreement of DRP, dated as of October 15, 2012, Guggenheim Partners, LLC has the right to appoint two members to the board of managers of DRP, subject to certain security ownership thresholds, and Messrs. Warren and Minerd have served as members of the board of managers of DRP as the appointees of Guggenheim Partners, LLC.
Also, an affiliate of Guggenheim Partners, LLC is currently an investor in the Company's DROT 2009 Notes and DROT 2011 Notes. See Note 15—Borrowings for the definition of and more detail regarding the DROT 2009 Notes and DROT 2011 Notes.
In connection with the Tempus Resorts Acquisition, Tempus Acquisition, LLC, entered into a Credit and Security Agreement, dated November 23, 2010, with an affiliate of the Guggenheim Investor, as the lender, and Guggenheim Corporate Funding, LLC, also an affiliate of the Guggenheim Investor, as administrative agent. This loan was a revolving facility with a maximum principal amount of $8.0 million, with an interest rate of 10%. This loan was repaid on July 1, 2011 in connection with the consummation of the Tempus Resorts Acquisition. During the years ended December 31, 2011, Tempus Acquisition, LLC made an aggregate $0.2 million in interest payments and an aggregate $6.5 million in principal payments on the loan.
On July 1, 2011, the Company completed the Tempus Resorts Acquisition. In order to fund this acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15— Borrowings for the definition of and more detail on the Tempus Acquisition Loan. During the year ended December 31, 2012, Tempus Acquisition, LLC made an aggregate of approximately $4.2 million in interest payments and approximately $9.3 million in principal payments on the Tempus Acquisition Loan. During the year ended December 31, 2011, Tempus Acquisition, LLC made an aggregate of approximately $2.0 million in interest payments and $0 in principal payments on the Tempus Acquisition Loan.

On May 21, 2012, the Company completed the PMR Acquisition. In order to fund this acquisition, DPMA entered into the PMR Acquisition Loan with Guggenheim Corporate Funding, LLC. See Note 15- Borrowings for the definition of and more detail on the PMR Acquisition Loan. During the year ended December 31, 2012, DPMA made an aggregate of approximately $3.9 million in interest payments and approximately $5.0 million in principal payments on the PMR Acquisition Loan.